Schedule of future minimum payments for operating leases (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Sep. 30, 2025
Lease
Remainder of 2026	$ 51
2027	13
Thereafter
Total lease payments	64
Less: imputed interest	(2)
Total operating lease liabilities	$ 62	$ 337